Share-Based Compensation Plans (Details) - Schedule of Stock Options that are Exercisable and the Weighted Average Remaining Life	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Stock Options that are Exercisable and the Weighted Average Remaining Life [abstract]
Telesat Corporation time vesting options	195,295	782,229
Weighted average remaining life	1 year	1 year